Document and Entity Information	Apr. 19, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	TB SA ACQUISITION CORP
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40260
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	PO Box 1093, Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	814-5771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843764
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value,and one-third ofone redeemable warrant to acquire one Class A ordinary share
Trading Symbol	TBSAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	TBSA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TBSAW
Security Exchange Name	NASDAQ